Income (loss) Before Income Taxes for Domestic and Foreign Entities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Cayman	$ (17,082)	$ (39,449)	$ (22,847)
Non-Cayman	78,130	252,027	270,111
Income before taxes	$ 61,048	$ 212,578	$ 247,264